Post-retirement defined benefit schemes (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Defined benefit pension schemes:
Fair value of scheme assets	£ 45,763	£ 42,238
Present value of funded obligations	(44,375)	(41,092)
Net pension scheme asset	1,388	1,146
Other post-retirement schemes	(129)	(124)
Net retirement benefit asset	1,259	1,022
Recognised on the balance sheet as:
Retirement benefit assets	1,509	1,267
Retirement benefit obligations	(250)	(245)
Net retirement benefit asset	£ 1,259	£ 1,022